ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.ACCOUNTS RECEIVABLE

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	138,035	103,982	14,646
Allowance for credit losses	(7,764)	(30,486)	(4,294)
Accounts receivable, net	130,271	73,496	10,352

The roll forward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	6,473	4,932	7,764	1,094
Provisions for the year	1,463	2,832	22,752	3,204
Reversal of provisions from prior periods due to subsequent cash collection during the year	(983)	—	(30)	(4)
Amounts written off during the year	(2,021)	—	—	—
Balance at the end of the year	4,932	7,764	30,486	4,294

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB11,166 and RMB13,312 (US$1,875)were used to secure certain bank borrowings as at December 31, 2022 and 2023 respectively (note 18).